Summary of Significant Accounting Policies (Narrative) (Details) (USD $)	12 Months Ended
Jan. 31, 2014 M
Summary Of Significant Accounting Policies 1	50.00%
Summary Of Significant Accounting Policies 2	$ 41,696
Summary Of Significant Accounting Policies 3	36,142
Summary Of Significant Accounting Policies 4	104,580
Summary Of Significant Accounting Policies 5	45,452
Summary Of Significant Accounting Policies 6	60,011
Summary Of Significant Accounting Policies 7	68,122
Summary Of Significant Accounting Policies 8	1,209,300
Summary Of Significant Accounting Policies 9	$ 596,000
Summary Of Significant Accounting Policies 10	18.00%
Summary Of Significant Accounting Policies 11	12